                                   NATIONWIDE(R)
                                    FIDELITY
                                    ADVISOR
                                    VARIABLE
                                    ACCOUNT

                                 ANNUAL REPORT

                                    FIDELITY
                                     ADVISOR

                                  ANNUITIES(sm)

                               DECEMBER 31, 1995

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                    [NATIONWIDE LIFE INSURANCE COMPANY LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216

                          [PHOTO OF PETER F. FRENZER]
                              PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to bring you the 1995 annual report of the Nationwide Fidelity Advisor Variable Account.

Both equity and fixed income investments turned in a stellar performance during 1995. The major market indices ended the year fully one-third or more higher than their levels at the beginning of the year. These results equate directly to the returns enjoyed by our variable annuity participants and contract owners.

Low interest rates and modest inflation should provide a continued favorable environment for stocks and fixed income investments during 1996. Slowing levels of economic activity and uncertainty about corporate profits may, however, dampen a repeat of the strong 1995 market performance. The diverse offering of investment options within your contract should enable you to take advantage of changing market conditions.

The year 1995 was a record-setting sales year for our variable investment products. For this we thank you, our valued customer, for your confidence in the Nationwide Insurance Enterprise and in our products. Please do not hesitate to let us know how we can better serve your financial planning and retirement needs.

                              /s/Peter F. Frenzer
                          Peter F. Frenzer, President

                                       3

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================================================================================

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1995


ASSETS:
Investments at market value:
  Fidelity Advisor Annuity Government Investment Fund (FAAGvInv)
     757,673 shares (cost $8,418,241) ..........................       $  8,395,016
  Fidelity Advisor Annuity Growth Opportunities Fund (FAAGroOp)
     12,568,860 shares (cost $153,577,483) .....................        164,274,999
  Fidelity Advisor Annuity High Yield Fund (FAAHiYld)
     3,399,341 shares (cost $38,988,010) .......................         39,364,365
  Fidelity Advisor Annuity Income & Growth Fund (FAAIncGr)
     3,863,222 shares (cost $42,013,333) .......................         43,152,191
  Fidelity Advisor Annuity Money Market Fund (FAAMyMkt)
     28,974,511 shares (cost $28,974,511) ......................         28,974,511
  Fidelity Advisor Annuity Overseas Fund (FAAOSeas)
     1,505,319 shares (cost $16,122,382) .......................         16,483,238
                                                                       ------------
         Total investments .....................................        300,644,320
Accounts receivable ............................................              8,007
                                                                       ------------
         Total assets ..........................................        300,652,327
                                                                       ============
CONTRACT OWNERS' EQUITY ........................................       $300,652,327
                                                                       ============

Contract owners' equity represented by:                         Units       Unit Value
                                                                -----       ----------
Fidelity Advisor Annuity Classic contracts:
    Fidelity Advisor Annuity
    Government Investment Fund:
       Tax qualified ..........................                 27,705   $      11.504795       $        318,740
       Non-tax qualified ......................                 20,929          11.504795                240,784
    Fidelity Advisor Annuity
    Growth Opportunities Fund:
       Tax qualified ..........................                765,860          13.082083             10,019,044
       Non-tax qualified ......................                706,845          13.082083              9,247,005
    Fidelity Advisor Annuity High Yield Fund:
       Tax qualified ..........................                138,890          11.858324              1,647,003
       Non-tax qualified ......................                136,503          11.858324              1,618,697
    Fidelity Advisor Annuity
    Income & Growth Fund:
       Tax qualified ..........................                208,830          11.245581              2,348,415
       Non-tax qualified ......................                214,834          11.245581              2,415,933
    Fidelity Advisor Annuity Money Market Fund:
       Tax qualified ..........................                 68,159          10.385538                707,868
       Non-tax qualified ......................                 93,702          10.385538                973,146
    Fidelity Advisor Annuity Overseas Fund:
       Tax qualified ..........................                 73,727          10.868973                801,337
       Non-tax qualified ......................                 56,545          10.868973                614,586
Fidelity Advisor Annuity Select contracts:
    Fidelity Advisor Annuity
    Government Investment Fund:
       Tax qualified ..........................                237,795          11.493314              2,733,053
       Non-tax qualified ......................                443,946          11.493314              5,102,411
    Fidelity Advisor Annuity
    Growth Opportunities Fund:
       Tax qualified ..........................              2,965,497          13.069019             38,756,137
       Non-tax qualified ......................              8,130,130          13.069019            106,252,823
    Fidelity Advisor Annuity High Yield Fund:
       Tax qualified ..........................                798,794          11.846502              9,462,915
       Non-tax qualified ......................              2,248,404          11.846502             26,635,722
    Fidelity Advisor Annuity
    Income & Growth Fund:
       Tax qualified ..........................                975,789          11.234358             10,962,363
       Non-tax qualified ......................              2,441,208          11.234358             27,425,405
    Fidelity Advisor Annuity Money Market Fund:
       Tax qualified ..........................                798,314          10.375160              8,282,635
       Non-tax qualified ......................              1,833,132          10.375160             19,019,038
    Fidelity Advisor Annuity Overseas Fund:
       Tax qualified ..........................                369,362          10.858102              4,010,570
       Non-tax qualified ......................              1,018,290          10.858102             11,056,697
                                                             =========   ================       ----------------
                                                                                                $    300,652,327
                                                                                                ================




See accompanying notes to financial statements.

================================================================================

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================================================================================

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                          YEAR ENDED DECEMBER 31, 1995

                                                                        1995
                                                                        ----
INVESTMENT ACTIVITY:
  Reinvested capital gains and dividends ................         $   5,253,187
                                                                  -------------
  Gain (loss) on investments:
    Proceeds from redemptions of mutual fund shares .....            10,325,387
    Cost of mutual fund shares sold .....................           (10,182,494)
                                                                  -------------
    Realized gain (loss) on investments .................               142,893
    Change in unrealized gain (loss) on investments .....            12,550,359
                                                                  -------------
      Net gain (loss) on investments ....................            12,693,252
                                                                  -------------
          Net investment activity .......................            17,946,439
                                                                  -------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners .......           286,274,311
  Redemptions ...........................................            (2,222,588)
  Adjustments to maintain reserves ......................                 8,009
                                                                  -------------
          Net equity transactions .......................           284,059,732
                                                                  -------------
EXPENSES (NOTE 2):
  Contract charges ......................................            (1,324,828)
  Contingent deferred sales charges .....................               (29,016)
                                                                  -------------
          Total expenses ................................            (1,353,844)
                                                                  -------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ...................           300,652,327
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .............                  --
                                                                  -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................         $ 300,652,327
                                                                  =============





See accompanying notes to financial statements.

================================================================================

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================================================================================

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1995


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (a) Organization and Nature of Operations

   Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

   The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

  (b) The Contracts

   Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

   Contract owners in either the accumulation or the payout phase may invest in any of the following:

         Fidelity Advisor Annuity Government Investment Fund (FAAGvInv) Fidelity Advisor Annuity Growth Opportunities Fund (FAAGroOp) Fidelity Advisor Annuity High Yield Fund (FAAHiYld)
         Fidelity Advisor Annuity Income & Growth Fund (FAAIncGr)
         Fidelity Advisor Annuity Money Market Fund (FAAMyMkt)
         Fidelity Advisor Annuity Overseas Fund (FAAOSeas)

   At December 31, 1995, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

  (c) Security Valuation, Transactions and Related Investment Income

   The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

  (d) Federal Income Taxes

   Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

   The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

  (e) Use of Estimates in the Preparation of Financial Statements

   The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


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  (2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following administrative charges are deducted by the Company: (a) for the Fidelity Advisor Annuity Classic contracts an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for the Fidelity Advisor Annuity Classic contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the Fidelity Advisor Annuity Select contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculations equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively.

  (3) SCHEDULE I

    Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

        -   Beginning unit value - Jan. 1

        -   Reinvested capital gains and dividends
            (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

        -   Unrealized gain (loss)
            (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

        -   Contract charges
            (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

        -   Ending unit value - Dec. 31

        -   Percentage increase (decrease) in unit value.

    For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

================================================================================

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                                                                      SCHEDULE I

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                   FIDELITY ADVISOR ANNUITY CLASSIC CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULE OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1995

                                               FAAGvInv          FAAGroOp       FAAHiYld        FAAIncGr     FAAMyMkt    FAAOSeas
                                               --------          --------       --------        --------     --------    --------
1995
    Beginning unit value - Jan. 1           $  10.000000        10.000000       10.000000       10.000000    10.000000   10.000000
----------------------------------------------------------------------------------------------------------------------------------
    Reinvested capital gains and dividends       .562856          .177745         .424612         .217242      .517389     .059248
----------------------------------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)                      1.081135         3.053458        1.576049        1.165103      .000000     .944343
----------------------------------------------------------------------------------------------------------------------------------
    Contract charges                            (.139196)        (.149120)       (.142337)       (.136764)    (.131851)   (.134618)
----------------------------------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31             $  11.504795        13.082083       11.858324       11.245581    10.385538   10.868973
----------------------------------------------------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value*                                15%              31%             19%             12%           4%          9%
==================================================================================================================================


    * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

================================================================================

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                                                           SCHEDULE I, CONTINUED

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                   FIDELITY ADVISOR ANNUITY SELECT CONTRACTS
                      TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULE OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1995

                                             FAAGvInv      FAAGroOp    FAAHiYld   FAAIncGr    FAAMyMkt     FAAOSeas
                                             --------      --------    --------   --------    --------     --------
1995
    Beginning unit value - Jan. 1            $10.000000   10.000000   10.000000   10.000000   10.000000   10.000000
-------------------------------------------------------------------------------------------------------------------
    Reinvested capital gains and dividends      .562307     .177572     .424198     .217030     .517131     .059190
-------------------------------------------------------------------------------------------------------------------
    Unrealized gain (loss)                     1.080916    3.052053    1.575576    1.164620     .000000     .943888
-------------------------------------------------------------------------------------------------------------------
    Contract charges                           (.149909)   (.160606)   (.153272)   (.147292)   (.141971)   (.144976)
-------------------------------------------------------------------------------------------------------------------
    Ending unit value - Dec. 31              $11.493314   13.069019   11.846502   11.234358   10.375160   10.858102
-------------------------------------------------------------------------------------------------------------------
    Percentage increase (decrease)
        in unit value*                               15%         31%         18%         12%          4%          9%
===================================================================================================================

    *An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.


See note 3.

================================================================================

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================================================================================

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Contract Owners of
  Nationwide Fidelity Advisor Variable Account
  Nationwide Life Insurance Company:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account as of December 31, 1995, and the related statement of operations and changes in contract owners' equity and schedule of changes in unit value for the year then ended. These financial statements and schedule of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedule of changes in unit value based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedule of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and schedule of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Fidelity Advisor Variable Account as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedule of changes in unit value for the year then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1996



================================================================================

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    [NATIONWIDE LIFE INSURANCE COMPANY LOGO]    [FIDELITY INVESTMENTS LOGO]


       Nationwide Life Insurance Company.     Home Office: Columbus, Ohio
  Before investing, understand that variable annuities are not insured by the FDIC or any other government agency, are not bank deposits, and are not the obligation of, or guaranteed by, the financial institution where they are offered.
       Variable annuities involve investment risk, including the possible loss of principal.
               Nationwide(R) is a registered federal service mark of
                      Nationwide Mutual Insurance Company